PREFERRED STOCK AND SHAREHOLDERS' EQUITY - Main Terms of Redeemable Convertible Preferred Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2019
Redeemable convertible preferred stock
Mezzanine Equity [Line Items]
Dividend rate	6.00%
Liquidation preference interest rate	6.00%
Liquidation preference amount for holders of preferred shares	$ 148,665
Liquidation preference accrued interest	64,819		$ 52,703
Fair value of Convertible Preferred Stock	143,694
Issuance costs related to Redeemable Convertible Preferred Stock	2,253
Initial value of Redeemable Convertible Preferred Stock	$ 141,441
Series A Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Original issue price	$ 0.1208325
Series A-1 Redeemable Convertible Preferred Stock [Member]
Mezzanine Equity [Line Items]
Original issue price	0.148375
Series B Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Original issue price	0.2982925
Series B-1 Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Original issue price	0.238625
Series C Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Original issue price	0.4166675
Series C-1 Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Original issue price	0.3125
Series C-2 Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Original issue price	$ 0.8200475
Minimum percentage of issue price pursuant to conversion	250.00%
Minimum Net Proceeds From Convertible Preferred Stock	$ 25,000
Series D Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Original issue price	$ 1.6748
Minimum percentage of issue price pursuant to conversion	200.00%
Minimum Net Proceeds From Convertible Preferred Stock	$ 50,000
Series E Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Original issue price	$ 6.28
Minimum percentage of issue price pursuant to conversion	75.00%
Series E-1 Redeemable Convertible Preferred Stock
Mezzanine Equity [Line Items]
Original issue price	$ 7.07
Minimum percentage of issue price pursuant to conversion	75.00%
Minimum Net Proceeds From Convertible Preferred Stock	$ 50,000
Redeemable preferred stock
Mezzanine Equity [Line Items]
Original issue price	$ 10,000	$ 10,000